FDIC Indemnification Asset	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Text Block [Abstract]
FDIC Indemnification Asset

8. FDIC Indemnification Asset

Under the terms of the purchase and assumption agreement with the FDIC with regard to the TierOne Bank acquisition, the Company is reimbursed for a portion of the losses incurred on covered assets. As covered assets are resolved, whether it be through repayment, short sale of the underlying collateral, the foreclosure on or sale of collateral, or the sale or charge-off of loans or OREO, any differences between the carrying value of the covered assets versus the payments received during the resolution process, that are reimbursable by the FDIC, are recognized as reductions in the FDIC indemnification asset. Any gains or losses realized from the resolution of covered assets reduce or increase, respectively, the amount recoverable from the FDIC. The following table represents a summary of the activity related to the FDIC indemnification asset for the three months ended December 2014 and 2013 (in thousands):

	Three Months Ended December 31,
	2014	2013
Balance at beginning of year	$26,678	$45,690
Amortization	(2,534)	(3,285)
Changes in expected reimbursements from FDIC for changes in expected credit losses	(191)	(26)
Changes in reimbursable expenses	(156)	10
Payments to/(from) the FDIC	(1,635)	(633)

Balance at end of year	$22,162	$41,756

The loss claims filed are subject to review, approval, and annual audits by the FDIC or its assigned agents for compliance with the terms in the loss sharing agreements.

7. FDIC Indemnification Asset

Under the terms of the purchase and assumption agreement with the FDIC with regard to the TierOne Bank acquisition, the Company is reimbursed for a portion of the losses incurred on covered assets. As covered assets are resolved, whether it be through repayment, short sale of the underlying collateral, the foreclosure on or sale of collateral, or the sale or charge-off of loans or OREO, any differences between the carrying value of the covered assets versus the payments received during the resolution process, that are reimbursable by the FDIC, are recognized as reductions in the FDIC indemnification asset. Any gains or losses realized from the resolution of covered assets reduce or increase, respectively, the amount recoverable from the FDIC. The following table represents a summary of the activity related to the FDIC indemnification asset for the years ended September 2014 and 2013 (in thousands):

	2014	2013
Balance at beginning of year	$45,690	$68,662
Amortization	(14,604)	(14,758)
Changes in expected reimbursements from FDIC for changes in expected credit losses	2,148	522
Changes in reimbursable expenses	2,358	(3,453)
Payments to/(from) the FDIC	(8,914)	(5,283)

Balance at end of year	$26,678	$45,690

The loss claims filed are subject to review, approval, and annual audits by the FDIC or its assigned agents for compliance with the terms in the loss sharing agreements.